Income Taxes (Details) - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Table Title : Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate [Abstract]
Statutory federal income tax			$ (20,206)	$ (6,184)
State income taxes, net of federal tax benefits			7,833	(1,207)
Stock compensation			637	64
Non-deductible interest expense			887	78
Mark to market adjustments			615	397
Debt extinguishment			2,171
Nondeductible Expenses			141	279
Foreign earnings taxed at different rates			419	157
Forward Purchase Agreements			9,780
Prior year adjustments			719
Liability for warrants			(6,155)
Other			(6)	(8)
Valuation allowance			3,145	6,451
Tax Provision	$ 1		$ (20)	$ 27